Summary of Effect of Fair Value Hedges and Cash Flow and Net Investment Hedges (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	$ (5,594)	$ 4,624
Total liabilities	2,640	(4,409)
TOTAL	(2,954)	215	$ 1,966
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	2,529	(3,962)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	20	(201)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	91	(246)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	(2,039)	1,377
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(1,952)	1,413
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(1,603)	1,834
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	3,094	(4,649)	(4,958)
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	2,084	(3,884)
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	1,962	(1,129)
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(952)	364
Change in value of hedged items for ineffectiveness measurement [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(2,649)	394	(180)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	5,707	(4,636)
Total liabilities	(2,681)	4,370
TOTAL	3,026	(266)	(1,992)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(2,569)	3,922
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(20)	202
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(92)	246
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	2,065	(1,384)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	1,981	(1,414)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	1,661	(1,838)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(3,097)	4,649	4,961
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(2,087)	3,891
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(1,962)	1,122
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	952	(364)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	2,649	(394)	180
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	113	(12)
Total liabilities	(41)	(39)
TOTAL	72	(51)	(26)
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(40)	(40)
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities		1
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(1)
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	26	(7)
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	29	(1)
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	58	(4)
Hedge ineffectiveness [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(3)		3
Hedge ineffectiveness [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(3)	7
Hedge ineffectiveness [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL		(7)
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(3,171)	4,508	4,697
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(1,682)	4,222
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(2,441)	650
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	952	(364)
Hedging gain losses recognized in other comprehensive income [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	2,649	(394)	180
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(606)	1,358	(673)
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	1,162	609
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(2,604)	1,043
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	836	(294)
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL		(2,077)
Net change in other comprehensive income loss [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(2,565)	3,150	5,370
Net change in other comprehensive income loss [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(2,844)	3,613
Net change in other comprehensive income loss [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	163	(393)
Net change in other comprehensive income loss [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	116	(70)
Net change in other comprehensive income loss [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	2,649	1,683	$ 180
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	195,368	161,114
Total liabilities	126,627	148,641
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	123,765	142,464
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	1,536	3,519
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	1,326	2,658
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	86,716	59,095
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	47,306	66,000
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	61,346	36,019
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	94	6,443
Total liabilities	769	5,044
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	638	4,703
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	147	230
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(16)	111
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	466	2,572
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(277)	1,812
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(95)	2,059
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	113	304
Total liabilities	31	59
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	20	72
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	11	(13)
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	58	215
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	30	52
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	$ 25	$ 37